Intangible Assets and Goodwill - Useful life and amozrtization expense (Details) - Mafco Worldwide & Merisant - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 2.5	$ 2.7	$ 10.7	$ 11.1	$ 11.1
Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Useful life	19 years		19 years
Tradenames
Acquired Finite-Lived Intangible Assets [Line Items]
Useful life	25 years		25 years